Summary of Significant Accounting Policies (Details) - Schedule of revenue by geographic locations	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Summary of Significant Accounting Policies (Details) - Schedule of revenue by geographic locations [Line Items]
Total revenues	¥ 682,292,979	$ 97,965,853	¥ 933,791,519	¥ 766,013,586
Mainland PRC revenues [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue by geographic locations [Line Items]
Total revenues	483,328,411	69,397,870	593,803,869	367,163,638
Hong Kong revenues [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue by geographic locations [Line Items]
Total revenues	61,882,662	8,885,315	118,590,946	264,404,450
International revenues [Member]
Summary of Significant Accounting Policies (Details) - Schedule of revenue by geographic locations [Line Items]
Total revenues	¥ 137,081,906	$ 19,682,668	¥ 221,396,704	¥ 134,445,498